Summary Of Quarterly Financial Data for TransUnion Corp. (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended
	Jun. 15, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012 TransUnion Corp-Predecessor	Jun. 30, 2012 TransUnion Corp-Predecessor	Mar. 31, 2012 TransUnion Corp-Predecessor	Mar. 31, 2011 TransUnion Corp-Predecessor
Quarterly Financial Information [Line Items]
Acquisition fees		$ 0.5	$ 2.4	$ 18.3		$ 2.6
Accelerated stock-based compensation and related expense	20.7			90.0	0.3
Loss on early extinguishment of debt							59.3
Deferred financing fees							49.8
Prepayment penalty charges							$ 9.5